Investments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investments
29.	Investments
29.1. Information on direct subsidiaries, joint arrangements and associates

	Main business segment	% Petrobras’ ownership	% Petrobras’ voting rights	Share- holders’ equity (deficit)	Net income (loss) for the year	Country
Subsidiaries
Petrobras International Braspetro - PIB BV (i)	Several	100.00	100.00	41,150	2,350	Netherlands
Petrobras Transporte S.A. - Transpetro	RT&M	100.00	100.00	884	155	Brazil
Petrobras Logística de Exploração e Produção S.A. - PB-LOG	E&P	100.00	100.00	907	232	Brazil
Petrobras Gás S.A. - Gaspetro	Gas & Power	51.00	51.00	538	89	Brazil
Petrobras Biocombustível S.A.	Corporate, others	100.00	100.00	314	62	Brazil
Liquigás Distribuidora S.A.	RT&M	100.00	100.00	243	31	Brazil
Araucária Nitrogenados S.A.	Gas & Power	100.00	100.00	(69)	(138)	Brazil
Termomacaé Ltda.	Gas & Power	100.00	100.00	104	40	Brazil
Braspetro Oil Services Company - Brasoil (i)	Corporate, others	100.00	100.00	107	1	Cayman Islands
Breitener Energética S.A.	Gas & Power	93.66	93.66	177	(17)	Brazil
Termobahia S.A.	Gas & Power	98.85	98.85	155	20	Brazil
Baixada Santista Energia S.A.	Gas & Power	100.00	100.00	76	3	Brazil
Petrobras Comercializadora de Energia Ltda. - PBEN	Gas & Power	100.00	100.00	26	5	Brazil
Fundo de Investimento Imobiliário RB Logística - FII	E&P	99.20	99.20	22	12	Brazil
Petrobras Negócios Eletrônicos S.A. - E-Petro	Corporate, others	100.00	100.00	11	2	Brazil
Termomacaé Comercializadora de Energia Ltda	Gas & Power	100.00	100.00	3	—	Brazil
5283 Participações Ltda.	Corporate, others	100.00	100.00	—	—	Brazil
Transportadora Brasileira Gasoduto Bolívia - Brasil S.A. - TBG	Gas & Power	51.00	51.00	142	53	Brazil
Joint operations
Fábrica Carioca de Catalizadores S.A. - FCC	RT&M	50.00	50.00	59	12	Brazil
Ibiritermo S.A.	Gas & Power	50.00	50.00	32	8	Brazil
Joint ventures
Logum Logística S.A.	RT&M	30.00	30.00	259	(19)	Brazil
Cia Energética Manauara S.A.	Gas & Power	40.00	40.00	49	7	Brazil
Petrocoque S.A. Indústria e Comércio	RT&M	50.00	50.00	48	18	Brazil
Refinaria de Petróleo Riograndense S.A.	RT&M	33.20	33.20	19	8	Brazil
Brasympe Energia S.A.	Gas & Power	20.00	20.00	19	3	Brazil
Brentech Energia S.A.	Gas & Power	30.00	30.00	23	1	Brazil
Metanol do Nordeste S.A. - Metanor	RT&M	34.54	34.54	12	5	Brazil
Eólica Mangue Seco 1 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	49.00	49.00	5	—	Brazil
Eólica Mangue Seco 2 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	51.00	51.00	9	—	Brazil
Eólica Mangue Seco 3 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	49.00	49.00	10	—	Brazil
Eólica Mangue Seco 4 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	49.00	49.00	11	1	Brazil
Companhia de Coque Calcinado de Petróleo S.A. - Coquepar	RT&M	45.00	45.00	—	—	Brazil
Participações em Complexos Bioenergéticos S.A. - PCBIOS	Corporate, other	50.00	50.00	—	—	Brazil
Associates
Sete Brasil Participações S.A. (iii)	E&P	5.00	5.00	(6,662)	(29)	Brazil
Fundo de Investimento em Participações de Sondas - FIP Sondas	E&P	4.59	4.59	—	—	Brazil
Braskem S.A. (iv)	RT&M	36.20	47.03	1,840	70	Brazil
UEG Araucária Ltda.	Gas & Power	18.80	18.80	83	(22)	Brazil
Petrobras Distribuidora S.A. - BR (iv)	Corporate, other	37.50	37.50	2,382	313	Brazil
Transportadora Associada de Gás S.A. - TAG	Gas & Power	10.00	10.00	2,438	535	Brazil
Deten Química S.A.	RT&M	27.88	27.88	124	19	Brazil
Energética SUAPE II	Gas & Power	20.00	20.00	99	37	Brazil
Termoelétrica Potiguar S.A. - TEP	Gas & Power	20.00	20.00	55	8	Brazil
Nitroclor Ltda.	RT&M	38.80	38.80	—	—	Brazil
Bioenergética Britarumã S.A.	Gas & Power	30.00	30.00	—	—	Brazil
Nova Transportadora do Sudeste - NTS	Gas & Power	10.00	10.00	655	562	Brazil
GNL Gemini LTDA	Gas & Power	40.00	40.00	33	1	Brazil

(i)	Companies abroad with financial statements prepared in foreign currencies.
(ii)	Cover segments abroad in E&P, RTM and Gas & Power segments.
(iii)	Despite the negative amount of net assets, allowance for losses was not recognized as the Company’s obligations with Sete Brasil are limited to the investments made in this associate.
(iv)	Equity and net income at September 30, 2019, most current public information.
In 2019, the Company had the following corporate restructuring:

i)	Petrobras Distribuidora S.A. (BR) and Transportadora Associada de Gás S.A. (TAG) became associates.
ii) Petrobras Logística de Gás (Logigás) was incorporated in Petrobras and Petrobras Netherlands B.V. (PNBV) became a subsidiary of PIB BV.
iii) Petrobras holds now direct interest in Transportadora Brasileira Gasoduto Bolívia—Brasil S.A. and GNL Gemini LTDA and Transportadora Sulbrasileira de Gás S.A , former subsidiaries of Logigás.
The main investees of PIB BV are the wholly-owned subsidiaries Petrobras Global Trading B.V. – PGT (in the Netherlands), Petrobras Global Finance B.V. – PGF (Netherlands); Petrobras America Inc. – PAI (United States), and PNBV (Netherlands). PGT is dedicated to the trade of oil, oil products, biofuels and LNG (liquefied natural gas), as well as to the funding of its activities in light of Petrobras Group. PGF is the finance subsidiary of Petrobras Group, raising funds through bonds issued in the international capital market. PAI is dedicated to E&P (MP Gulf of Mexico, LLC). PNBV operates through joint operations in Tupi BV (65%), Guará BV (45%), Agri Development BV (90%), Libra (40%), Papa Terra BV (62.5%), Roncador BV (75%), Iara BV (42.5%) and Lapa BV (10%). They are dedicated to construction and lease of equipment and platforms for Brazilian E&P consortia and are incorporated under the law of the Netherlands. PNBV’s interests in these entities comprise the voting shares.
Gaspetro holds interests in several natural gas distributors in Brazil that carry out, by means of concessions, public service of distribution of piped natural gas.
29.2. Investments in associates and joint ventures

	Balance at 12.31.2018	Investments	Transfer to assets held for sale	Restructuring, capital decrease and others (*)	Results in equity- accounted investments	CTA	OCI	Dividends	Balance at 12.31.2019
Joint Ventures	1,170	31	(6)	28	205	(21)	—	(215)	1,192
MP Gulf of Mexico, LLC	622	—	—	—	83	—	—	(128)	577
State-controlled natural gas distributors	308	—	—	49	87	(12)	—	(52)	380
Compañia Mega S.A. - MEGA	78	—	—	—	10	1	—	(10)	79
Other joint ventures	162	31	(6)	(21)	25	(10)	—	(25)	156
Associates
Nova Transportadora do Sudeste	263	—	—	(16)	56	(9)	—	(55)	239
Transportadora Associada de Gás S.A.	—	—	—	306	11	(15)	10	(29)	283
Others Associates (**)	1,310	7	(6)	2,672	(119)	(86)	59	(57)	3,780
Other investments	16	—	—	(10)	—	(1)	—	—	5

Total	2,759	38	(12)	2,980	153	(132)	69	(356)	5,499

(*)	It includes the transfer of the 10% remaining interest in TAG and the 37.5% remaining interest in BR Distribuidora to Associates (previously consolidated subsidiaries).
(**)	It includes Petrobras Distribuidora and Braskem.
29.3. Investments in
non-
consolidated listed companies

	Thousand-share lot			Quoted stock exchange prices (US$ per share)		Market value
	12.31.2019	12.31.2018	Type	12.31.2019	12.31.2018	12.31.2019	12.31.2018
Associate
Petrobras Distribuidora	1,165,000	1,165,000	Common	7.46	6.39	8,691	7,447

						8,691	7,447

Associate
Braskem S.A.	212,427	212,427	Common	8	12	1,662	2,495
Braskem S.A.	75,762	75,762	Preferred A	7	12	561	926

						2,223	3,421

The market value of these shares does not necessarily reflect the realizable value upon sale of a large block of shares.
On June 4, 2019, the Company was informed by Odebrecht S.A that the negotiations with LyondellBasell for a potential transaction involving the transfer of Odebrecht’s entire interest in Braskem had not succeeded.
Information on the main estimates used in the cash flow projections to determine the value in use of Braskem is set out in Note 25.3.
29.4.
Non-controlling
interest
The total amount of
non-controlling
interest at December 31, 2019 is US$ 892 (US$ 1,631 in 2018) primarily comprising US$ 263 of Gaspetro (US$ 255 in 2018), US$ 70 of Transportadora Brasileira Gasoduto
Brasil-Bolívia
– TBG (US$ 65 in 2018), and US$ 203 refer to Consolidated Structured Entities (US$ 206 in 2018).
Condensed financial information is set out as follows:

	Gaspetro		Consolidated Structured entities (*)		FIDC			TBG	BR Distribuidora
	2019	2018	2019	2018	2019	2018	2019	2018	2018
Current assets	91	79	793	826	16,377	6,622	154	174	3,304
Long-term receivables	61	58	586	781	—	—	—	1	1,609
Investments	380	360	—	—	—	—	—	—	9
Property, plant and equipment	1	1	—	—	—	—	430	463	1,496
Other non-current assets	73	76	—	—	—	—	3	2	123

	606	574	1,379	1,607	16,377	6,622	587	640	6,541

Current liabilities	40	26	8	75	6	4	105	173	1,177
Non-current liabilities	28	29	1,104	1,326	—	—	340	334	2,864
Shareholders’ equity	538	519	267	206	16,371	6,618	142	133	2,500

	606	574	1,379	1,607	16,377	6,622	587	640	6,541

Sales revenues	136	114	—	—	—	—	426	425	26,753
Net income	89	74	41	(142)	910	489	180	160	874
Increase (decrease) in cash and cash equivalents	7	(7)	16	128	786	(181)	3	7	704
Gaspetro, a Petrobras’ subsidiary, holds interests in several state distributors of natural gas in Brazil. The Company holds 51% of interests in this indirect subsidiary.
TBG is an indirect subsidiary which operates in natural gas transmission activities mainly through
Bolivia-Brazil
Gas Pipeline. The Company holds 51% of interests in this indirect subsidiary.
Structured entities include Charter Development LLC – CDC, dedicated to construct, acquirer and charter FPSOs, and Companhia de Desenvolvimento e Modernização de Plantas Industriais – CDMPI, which is dedicated to coking and hydrotreating of coke naptha from Henquique Lage refinery (REVAP).
On May 22, 2019, the Company’s Board of Directors approved the sale of a further portion of its interest in Petrobras Distribuidora (BR), carried out through a secondary public offering
(follow-on).
After the closing of this operation, in July 25, Petrobras’s interest in BR’s capital stock was reduced to 37.50%, and, Petrobras is no longer the controlling shareholder of BR. For more information see note 30.

29.5. Summarized information on joint ventures and associates
The Company invests in joint ventures and associates in Brazil and abroad, whose activities are related to petrochemical companies, gas distributors, biofuels, thermoelectric power plants, refineries and other activities. Condensed financial information is set out below:

	2019				2018
	Joint ventures			Associates	Joint ventures			Associates
	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad	Other companies in Brazil	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad	Other companies in Brazil
Current assets	1,147	372	165	9,226	1,162	151	158	6,314
Non-current assets	486	—	5	4,880	520	—	10	1,388
Property, plant and equipment	641	3,131	48	20,210	866	3,643	45	12,932
Other non-current assets	634	—	—	1,579	633	—	1	863

	2,908	3,503	218	35,895	3,181	3,794	214	21,497

Current liabilities	790	237	74	6,751	1,163	86	72	6,159
Non-current liabilities	808	373	19	28,878	673	599	23	17,566
Shareholders’ equity	1,270	2,317	79	255	1,354	2,487	79	(2,168)
Non-controlling interest	40	577	46	11	(9)	622	40	(60)

	2,908	3,504	218	35,895	3,181	3,794	214	21,497

Sales revenues	1,610	1,300	—	40,218	3,975	92	136	18,954
Net Income (loss) for the year	246	423	17	2,416	92	48	17	1,888
Ownership interest - %	20 to 51.5%	20%	34 to 45%	4.59 to 40%	20 to 83%	20%	34 to 50%	5 to 49%
29.6. Accounting policy for investments in subsidiaries, joint operations, joint ventures and associates
Basis of consolidation
The consolidated financial statements include the financial information of Petrobras and the entities it controls (subsidiaries), joint operations (at the level of interest the Company has in them) and consolidated structured entities.
Control is achieved when Petrobras: i) has power over the investee; ii) is exposed, or has rights, to variable returns from involvement with the investee; and iii) has the ability to use its power to affect its returns.
Subsidiaries are consolidated from the date on which control is obtained until the date that such control no longer exists, by using accounting policies consistent with those adopted by Petrobras. Note 11 sets out the consolidated entities and other direct investees.
Investments structured through a separate vehicle are set up so that the voting rights, or similar rights, are not the dominant factor to determine who controls the entity. At December 31, 2019, Petrobras controls and consolidates the following structured entities: Charter Development LLC - CDC (U.S.A., E&P); Companhia de Desenvolvimento e Modernização de Plantas Industriais - CDMPI (Brazil, RT&M) and, Fundo de Investimento em Direitos Creditórios
Não-padronizados
do Sistema Petrobras (Brazil, Corporate).
Intragroup balances and transactions, including unrealized profits arising from intragroup transactions, are eliminated in the consolidation of the financial statements.
Investments in other companies
An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but not the ability to exercise control or joint control over those polices. The definition of control is set out in note 4.1.
A joint arrangement is an arrangement over which two or more parties have joint control (pursuant to contractual provisions). A joint arrangement is classified either as a joint operation or as a joint venture depending on the rights and obligations of the parties to the arrangement.
In a joint operation, the parties have rights to the assets and obligations for the liabilities related to the arrangement, while in a joint venture the parties have rights to the net assets of the arrangement. Some of the Company’s activities in the E&P segment are conducted through joint operations.

Profit or loss, assets and liabilities related to joint ventures and associates are accounted for by the equity method. In a joint operation the Company recognizes the amount of its assets, liabilities and related income and expenses.
Accounting policies of joint ventures and associates have been adjusted, where necessary, to ensure consistency with the policies adopted by Petrobras. Distributions received from an investee reduce the carrying amount of the investment.
Business combination and Goodwill
A business combination is a transaction in which the acquirer obtains control of another business, regardless it legal form. Acquisitions of businesses are accounted for using the acquisition method when control is obtained. Combinations of entities under common control are accounted for at cost. The acquisition method requires that the identifiable assets acquired and the liabilities assumed be measured at the acquisition-date fair value, with limited exceptions.
Goodwill is measured as the excess of the aggregate amount of: (i) the consideration transferred; (ii) the amount of any non-controlling
interest in the acquiree; and (iii) in a business combination achieved in stages, the fair value of the acquirer’s previously held equity interest in the acquiree at the acquisition-date; over the net of the amounts of the identifiable assets acquired and the liabilities assumed. When this aggregate amount is lower than the net of the amounts of the identifiable assets acquired and the liabilities assumed, a gain on a bargain purchase is recognized in the statement of income.
Changes in ownership interest in subsidiaries that do not result in loss of control of the subsidiary are equity transactions. Any excess of the amounts paid/received, including directly attributable costs, over the carrying value of the ownership interest acquired/disposed of is recognized in shareholders’ equity as changes in interest in subsidiaries.